Related party transactions - Transactions and balances during the year with subsidiaries (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivatives		$ 268,637	$ 229,714
Loans and advances to HSBC undertakings		102,039	112,902
Prepayments, accrued income and other assets	[1]	152,740	171,597
Investments in subsidiaries		152,300	159,500
Total assets		3,017,048	3,038,677	$ 2,949,286
Liabilities
Derivatives		264,448	234,772
Accruals, deferred income and other liabilities	[1]	130,340	143,901
Subordinated liabilities		25,958	24,954
Total liabilities		2,824,775	2,846,067
Total for all subsidiaries
Assets, highest amount during the year
Cash and balances with HSBC undertakings		9,342	8,396
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		66,030	60,309
Derivatives		3,391	4,010
Loans and advances to HSBC undertakings		37,677	28,213
Prepayments, accrued income and other assets		7,108	7,417
Investments in subsidiaries		160,805	167,542
Total related party assets at 31 Dec		284,353	275,887
Assets
Cash and balances with HSBC undertakings		2,548	7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		61,286	59,879
Derivatives		3,054	3,344
Loans and advances to HSBC undertakings		37,677	27,354
Prepayments, accrued income and other assets		4,216	5,145
Investments in subsidiaries		152,337	159,478
Total assets		261,118	262,229
Liabilities, highest amount during the year
Amounts owed to HSBC undertakings		231	179
Derivatives		7,944	9,309
Accruals, deferred income and other liabilities		399	505
Subordinated liabilities		1,202	927
Total related party liabilities at 31 Dec		9,776	10,920
Liabilities
Amounts owed to HSBC undertakings		231	168
Derivatives		5,340	6,090
Accruals, deferred income and other liabilities		194	341
Subordinated liabilities		0	913
Total liabilities		5,765	7,512
Guarantees and commitments, highest amount during the year		7,440	7,723
Guarantees and commitments		$ 7,327	$ 7,723

[1]	In 2023 ‘Items in the course of collection from other banks’ ($6.3bn) were presented on the face of the balance sheet but are now reported within
‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2024. Similarly, ‘Items in the course of transmission to other banks’ ($7.3bn) are now presented within ‘Accruals, deferred income and other liabilities’.